EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net Income (Loss)	$ 15,311	$ 8,780	$ 28,466
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	30,200,210	31,400,900	31,849,422
Effect of dilutive securities:
Employee stock options and RSUs	435,878	177,813	650,719
Denominator for diluted earnings per share - adjusted weighted average number of shares	30,636,088	31,578,713	32,500,141